Other assets - Schedule of other assets (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Other assets [abstract]
Net defined benefit assets	€ 617	€ 783
Investment properties	18	26
Property development and obtained from foreclosures	34	52
Accrued assets	917	798
Amounts to be settled	5,191	2,424
Other	2,073	1,914
Other assets total	€ 8,850	€ 5,996